Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Prepaid expenses
	June 30, 2021 $	December 31, 2020 $
Prepaid insurance	15	152
Other prepayments	—	22
	15	174

	December 31,
	2020 $	2019 $
Prepaid insurance	152	14
Other prepayments	22	63
	174	77